Earnings per share - Profit Attributable to Ordinary Shareholders (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Earnings per share [abstract]
Profit attributable to shareholders of the parent company	$ 2,639	$ (1,833)	$ 9,216
Dividend payable on preference shares classified as equity	(45)	(45)	(45)
Coupon payable on capital securities classified as equity	(617)	(660)	(664)
Profit/(loss) attributable to ordinary shareholders of the parent company	$ 1,977	$ (2,538)	$ 8,507